Related Party Disclosures - Significant Transactions with Related Parties (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	1 Months Ended
	Aug. 31, 2017	Jun. 30, 2017
Guangxi Yuchai Accessories Manufacturing Company Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of equity interest acquired		25.00%
Purchase consideration		¥ 1.3
YEMC [member]
Disclosure of transactions between related parties [line items]
Proportion of equity interest	30.00%
Total consideration from disposal	¥ 1.9